Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total accumulated other comprehensive income	₩ 194,934	₩ 50,158	₩ 30,985
Changes in investments in associates and joint ventures [member]
Total accumulated other comprehensive income	1,556	(871)	(735)
Loss on derivatives valuation [member]
Total accumulated other comprehensive income	(7,624)	(30,474)
Gain on valuation of financial assets at fair value through other comprehensive income [member]
Total accumulated other comprehensive income	211,573	96,704	52,673
Exchange differences on translation for foreign operations [member]
Total accumulated other comprehensive income	₩ (10,571)	₩ (15,201)	₩ (17,490)